Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Revenues	$ 768,650	$ 1,390,018	$ 501,152
EXPENSES
Amortization	304,904	240,820	246,626
Amortization of intangible assets	2,009,714	1,272,435	1,907,306
Consulting fees	582,998	465,252	613,608
Foreign exchange (gain) loss	1,087,110	24,719	29,241
Office and miscellaneous expenses	557,606	255,863	320,318
Interest expense	153,425	234,087	248,508
Professional fees	2,711,916	780,534	335,851
Salaries and wages	5,202,213	2,564,830	2,451,627
Sales and marketing	879,683	486,249	593,462
Software delivery costs	615,117	257,924	184,350
Share-based compensation	2,145,928	1,049,135	632,542
Total operating loss	(15,481,964)	(6,241,830)	(7,062,287)
Finance expense	(225,196)	(276,602)	(194,039)
Change in fair value of warrant liability	(2,024,580)
Loss on disposal of marketable securities and notes payable	(116,152)	(378,718)
Other expense		(13,890)
Net loss	(17,847,892)	(6,911,040)	(7,256,326)
Other comprehensive loss:
Foreign currency transaction loss		(447,302)	(266,048)
Loss and comprehensive loss	(17,847,892)	(7,358,342)	(7,522,374)
Total other comprehensive loss attributable to:
Shareholders		(117,629)	(344,516)
Non-controlling interest		(329,673)	78,108
Comprehensive income		(447,302)	(266,408)
Comprehensive loss attributable to:
Shareholders	(14,399,072)	(5,893,682)	(5,521,772)
Non-controlling interest	(3,448,820)	(1,464,660)	(2,000,962)
Comprehensive income net	$ (17,847,892)	$ (7,358,342)	$ (7,522,734)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (1.01)	$ (0.59)	$ (0.74)
Weighted average common shares outstanding (in Shares)	14,292,419	9,724,701	7,032,150